Real Estate and Other Assets Acquired in Settlement of Loans (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of activity in valuation allowance for other real estate owned in settlement of loans
Balance, beginning of year	$ 3,255	$ 4,675	$ 6,137
Provision for other real estate owned	17	585	3,367
Charge-offs	(39)	(2,005)	(4,829)
Balance, end of year	$ 3,233	$ 3,255	$ 4,675